Financial instruments (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Disclosure of nature and extent of risks arising from financial instruments [Table Text Block]

December 31, 2018	Foreign currency amount			USD Equivalent

	C$	ZAR	GBP	$
Cash and cash equivalents	162	2,556	-	311
Receivables	318	-	-	233
Accounts payable and accrued liabilities	(797)	(163)	(42)	(668)
Net exposure to foreign currency	(317)	2,393	(42)	(124)

December 31, 2017	Foreign currency amount		USD Equivalent

	C$	GHS	$
Cash and cash equivalents	324	18,874	4,416
VAT receivable	-	23,003	5,070
Accounts payable and accrued liabilities	(895)	(45,439)	(10,722)
Net exposure to foreign currency	(571)	(3,562)	(1,236)